Other Net Operating Results (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Operating Results Net [abstract]
Result of companies' revaluation	$ 11,980
Result for sale of participation in areas	2,322
Lawsuits	(2,365)	$ (1,240)	$ (1,253)
Insurance	417	206
Construction incentive		188	422
Temporary economic assistance			759
Results from deconsolidation of subsidiaries			1,528
Income from extension of concession agreements with partners of JO			1,407
Miscellaneous	(409)	32	531
Other operating results, net	$ 11,945	$ (814)	$ 3,394